Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2015
Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income, Net

	Year ended December 31,
	2015	2014	2013
Capital gain	$133	$—	$855
Other	83	120	82
	$216	$120	$937